Other Gains / (Losses), Net (Details Textual) - CNY (¥)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Gains / (Losses), Net (Textual)
Net (losses)/gains on sale of loans	[1]	¥ 75,959,140	¥ (16,697,259)
Net gains on confiscated CRMPs		¥ 7,920,861

[1]	As mentioned in Note 6(c), the Group transferred the delinquent loans to third parties. Net (losses)/gains on sale of loans which summarizes the received from sales of loans are nil, net losses of RMB16,697,259 and net gains of RMB75,959,140 for the years ended December 31, 2017, 2018 and 2019, respectively.